Share-Based Payments (Details 1) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employees and consultants [Member]
Statement Line Items [Line Items]
Outstanding at January 1	4,609,634	3,799,892
Granted during the year	2,652,500	1,892,334
Exercised during the year	(590,292)	(348,314)
Forfeited during the year	(1,024,667)	(734,278)
Outstanding at December 31	5,647,175	4,609,634
Exercisable as of December 31	2,476,800	2,345,351
Directors [Member]
Statement Line Items [Line Items]
Outstanding at January 1	3,145,001	3,340,878
Granted during the year	300,000	275,000
Exercised during the year		(370,878)
Forfeited during the year	(1,375,001)	(99,999)
Outstanding at December 31	2,070,000	3,145,001
Exercisable as of December 31	1,913,750	2,176,672